Note 22 - Interest-Bearing Loans and Borrowings - Terms and Debt Repayment Schedule (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Borrowings	R$ 2,422.7	R$ 2,553.0
Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	1,560.6	1,321.1
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	199.8	724.0
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	397.4	82.4
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	121.3	223.7
Later than five years [member]
Statement Line Items [Line Items]
Borrowings	143.6	201.8
Secured bank loans [member]
Statement Line Items [Line Items]
Borrowings	1,839.5	1,468.9
Secured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	1,404.9	879.6
Secured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	156.8	253.6
Secured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	54.9	57.7
Secured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	101.7	109.4
Secured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings	121.2	168.6
Unsecured bank loans [member]
Statement Line Items [Line Items]
Borrowings	298.9	808.0
Unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	86.6	394.3
Unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	0.1	413.7
Unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	212.2
Unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings
Unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Borrowings	104.7	102.7
Debentures and unsecured bond issues [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	104.7
Debentures and unsecured bond issues [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings		102.7
Debentures and unsecured bond issues [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings
Other unsecured loans [member]
Statement Line Items [Line Items]
Borrowings	138.2	139.9
Other unsecured loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	39.1	38.4
Other unsecured loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	38.0	32.0
Other unsecured loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	22.7	24.7
Other unsecured loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	16.0	11.6
Other unsecured loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings	22.4	33.2
Finance lease liabilities [member]
Statement Line Items [Line Items]
Borrowings	41.4	33.5
Finance lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	30.0	8.8
Finance lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	4.9	24.7
Finance lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	2.9
Finance lease liabilities [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	3.6
Finance lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings